Acquisitions and Disposals - Schedule of Gain Realized on Disposal (Detail) (CAH and WHT [Member]) In Thousands, unless otherwise specified	0 Months Ended
	Dec. 18, 2014 USD ($)	Dec. 18, 2014 CNY	Dec. 18, 2014 USD ($)	Dec. 18, 2014 CNY
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration			$ 64,134	397,923
Disposition of net assets			57,931	359,436
Gain on disposal of CAH and WHT	$ 6,203	38,487